SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of concentration of credit risk) (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Revenue [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk percentage	62.00%	98.00%	98.00%	95.00%
Revenue [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration risk percentage	21.00%	2.00%	2.00%	3.00%
Revenue [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration risk percentage	17.00%			2.00%
Accounts Receivable [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration risk percentage	100.00%	93.00%
Accounts Receivable [Member] | Customer D [Member]
Concentration Risk [Line Items]
Concentration risk percentage		7.00%		75.00%
Accounts Receivable [Member] | Customer E [Member]
Concentration Risk [Line Items]
Concentration risk percentage				25.00%
Accounts Receivable [Member] | Customer F [Member]
Concentration Risk [Line Items]
Concentration risk percentage